Current assets - cash and cash equivalents	6 Months Ended
Jun. 30, 2026
Current assets - cash and cash equivalents [Abstract]
Current assets - cash and cash equivalents
Note 6. Current assets - cash and cash equivalents

	30-Jun-2026	31-Dec-2025
	$'000	$'000

Cash at bank	11,074	10,843
Cash on deposit	47,766	7,020

	58,840	17,863

Cash and short-term deposits in the statement of financial position comprise cash at bank and on hand and short term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.